Summary of income and share data used in the basic and diluted loss per share computations (Details) ₨ / shares in Units, ₨ in Thousands	12 Months Ended
	Mar. 31, 2023 $ / shares	Mar. 31, 2023 INR (₨) ₨ / shares shares	Mar. 31, 2022 INR (₨) ₨ / shares shares	Mar. 31, 2021 INR (₨) ₨ / shares shares
Loss attributable to ordinary shareholders-Basic		₨ (289,242)	₨ (477,850)	₨ (1,177,343)
Weighted average number of ordinary shares outstanding used in computing basic loss per share | shares		62,991,006	62,352,494	57,771,701
Basic loss per share | (per share)	$ (0.06)	₨ (4.59)	₨ (7.66)	₨ (20.38)
Add: Loss attributable to non-controlling interest				₨ (17,535)
Loss attributable to ordinary shareholders-Dilutive		₨ (289,242)	₨ (477,850)	₨ (1,194,878)
Weighted average number of ordinary shares outstanding used in computing diluted loss per share | shares		62,991,006	62,352,494	58,514,103
Diluted loss per share | (per share)	$ (0.06)	₨ (4.59)	₨ (7.66)	₨ (20.42)